DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

14.DERIVATIVE LIABILITIES

During the year ended December 31, 2021, the Company issued convertible debt to third parties and related parties, see “Note 17 – Notes Payable and Convertible Debentures” and “Note 18 – Notes Payable – Related Parties”, respectively. Upon the analysis of the conversion feature of the convertible debt under ASC 815, the Company determined that the conversion features are to be accounted for as derivative liabilities. The Company valued the conversion feature using the Binomial Lattice Model using the following Level 3 inputs:

2021*

Weighted-Average Risk Free Annual Rate	0.25%
Weighted-Average Average Probability at Maturity	0.00%
Weighted-Average Average Probability Before Maturity	100.00%
Weighted-Average Average Probability at Change of Control	0.00%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	0.0%
Weighted-Average Expected Life in Years	—
* Represents inputs immediately prior to the conversion on June 29, 2021

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the year ended December 31, 2021 is as follows:

2021
Balance at Beginning of Year	$7,365,000

Derivative Liability Incurred Upon Issuance of Convertible Debt	182,000
Change in Fair Value	(825,000)
Reclassified to Equity Upon Conversion of Debt	(6,722,000)
Balance at End of Year	$—

Derivative liabilities are included in current liabilities as the holders of the convertible notes can convert at any time.

During the year ended December 31, 2021, GH Group converted all its convertible debt with derivative conversion features to the Preferred Shares. As a result, the Company recorded adjustments to the fair value of the derivative through the date of conversion. The remaining derivative balance was reclassified to shareholders’ equity upon conversion of the related convertible debt. See “Note 17 – Notes Payable and Convertible Debentures” and “Note 18 – Notes Payable – Related Parties” for further information. It is management’s view that conversions of debt with bifurcated conversion features that are deemed derivatives should be accounted under the conversion accounting model. As a result of the conversion of debt and relief of the derivative conversion feature, the Company recognized no loss on extinguishment of debt or additional amortization of debt discount as the conversion of the debt was executed under the original terms of the agreement as required under ASC 470 “Debt”.